Shareholder Fees - FidelityLimitedTermGovernmentFund-PRO	Jan. 28, 2023 USD ($)
FidelityLimitedTermGovernmentFund-PRO | Fidelity Limited Term Government Fund
Shareholder Fees:
(fees paid directly from your investment)	none